Quarterly Results (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended															9 Months Ended		11 Months Ended	12 Months Ended		23 Months Ended
	Mar. 31, 2013	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014 [1]	Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2014
Effect of Fourth Quarter Events [Line Items]
Total revenues	$ 0	$ 44,758	$ 44,312	$ 44,051	$ 43,269	$ 42,866	$ 42,958	$ 43,222	[1]	$ 42,076	[1]	$ 30,124	[1]	$ 22,161	$ 2,093	$ 35	$ 132,821	$ 130,186	$ 24,289	$ 174,498	$ 158,380
Basic net income (loss)	$ (29)	$ (8,729)	(12,966)	$ (11,428)	(1,624)	4,901	4,835	1,610	[1]	1,127	[1]	(9,569)	[1]	$ (3,539)	$ (17,014)	$ (215)	$ (18,660)	$ (8,151)	$ (20,797)	$ (21,117)	$ (1,997)	$ (20,797)
Basic and diluted weighted-average shares outstanding (in shares)	8,888	65,741,735		66,450,057										62,329,506	38,295,114	5,173,574	65,334,465	66,058,803	28,954,769	66,028,245	64,333,260
Adjustments to net income (loss) for common share equivalents			0	$ 0	0	(116)	(92)	(98)	[1]	(156)	[1]	0	[1]
Diluted net income (loss)			$ (12,966)	$ (11,428)	$ (1,624)	$ 4,785	$ 4,743	$ 1,512	[1]	$ 971	[1]	$ (9,569)	[1]
Basic weighted-average shares outstanding (in shares)			65,937,566	66,450,057	66,045,785	65,672,016	65,243,247	64,654,279	[1]	64,018,318	[1]	62,693,554	[1]
Basic net income (loss) per share (in dollars per share)		$ (0.13)	$ (0.20)	$ (0.17)	$ (0.02)	$ 0.07	$ 0.07	$ 0.02	[1]	$ 0.02	[1]	$ (0.15)	[1]				$ (0.29)	$ (0.12)
Diluted weighted-average shares outstanding (in shares)			65,937,566	66,450,057	66,045,785	65,677,204	65,248,137	64,661,074	[1]	64,023,762	[1]	62,693,554	[1]
Diluted net income (loss) per share (in dollars per share)			$ (0.20)	$ (0.17)	$ (0.02)	$ 0.07	$ 0.07	$ 0.02	[1]	$ 0.02	[1]	$ (0.15)	[1]
Basic and diluted net loss per share (in dollars per share)	$ (3.26)	$ (0.13)		$ (0.17)										$ (0.06)	$ (0.44)	$ (0.04)	$ (0.29)	$ (0.12)	$ (0.72)	$ (0.32)	$ (0.03)
Scenario, Adjustment [Member]
Effect of Fourth Quarter Events [Line Items]
Total revenues								$ (400)		$ (400)		$ (100)
Depreciation and amortization								$ (3,700)		$ (3,400)		$ (1,200)

[1]	The aforementioned unaudited quarterly financial information has been revised to reflect certain adjustments and final purchase price allocations to previously reported quarterly information associated with acquisitions completed during 2014. As a result, amortization and accretion of above-market lease assets and below-market lease liabilities decreased total revenue by $0.1 million, $0.4 million and $0.4 million for the three months ended March 31, June 30 and September 30, 2014, respectively. Additionally, the Company decreased depreciation and amortization expense by $1.2 million, $3.4 million and $3.7 million, for the three months ended March 31, June 30 and September 30, 2014, respectively.